EQUITY ACCOUNTED INVESTMENTS - Gross Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022		Dec. 31, 2021
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	$ 18,294	[1]	$ 15,418
Non-current assets	70,956		48,801
Total assets	89,250	[1]	64,219
Current liabilities	16,677	[1]	13,912
Non-current liabilities	54,144		37,307
Total liabilities	70,821	[1]	51,219
Dealer software and technology services operations
Disclosure Of Associates And Joint Ventures [Line Items]
Total assets	37,939		20,376
Engineered components manufacturing
Disclosure Of Associates And Joint Ventures [Line Items]
Total assets	22,606		16,380
Industrials
Disclosure Of Associates And Joint Ventures [Line Items]
Total assets	28,112		27,315
Investments accounted for using equity method
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	4,583		3,346
Non-current assets	11,243		10,295
Total assets	15,826		13,641
Current liabilities	2,721		1,930
Non-current liabilities	6,368		7,557
Total liabilities	9,089		9,487
Total net assets	6,737		4,154
Investments accounted for using equity method | Dealer software and technology services operations
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	372		380
Non-current assets	432		1,377
Total assets	804		1,757
Current liabilities	337		417
Non-current liabilities	107		1,656
Total liabilities	444		2,073
Total net assets	360		(316)
Investments accounted for using equity method | Engineered components manufacturing
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	2,529		1,545
Non-current assets	8,458		7,749
Total assets	10,987		9,294
Current liabilities	1,595		873
Non-current liabilities	5,695		5,571
Total liabilities	7,290		6,444
Total net assets	3,697		2,850
Investments accounted for using equity method | Industrials
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	1,682		1,421
Non-current assets	2,353		1,169
Total assets	4,035		2,590
Current liabilities	789		640
Non-current liabilities	566		330
Total liabilities	1,355		970
Total net assets	$ 2,680		$ 1,620

[1]	As adjusted to reflect the adoption of IFRS 17, Insurance Contracts (“IFRS 17”). See Note 2(x) for further details.